Fair Value Measurements Disclosure: Schedule of Fair Value, Assets and Liabilities (Tables)	Dec. 31, 2020
Tables/Schedules
Schedule of Fair Value, Assets and Liabilities

December 31, 2020	Level I	Level II	Level III	Total

Derivative liability	$-	$201,430	$-	$201,430
Total liabilities	$-	$201,430	$-	$201,430

December 31, 2019	Level I	Level II	Level III	Total

Derivative liability	$-	$396,220	$-	$396,220
Total Liabilities	$-	$396,220	$-	$396,220